Investments (Activity For Accretable Yield on PCI Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 48	$ 74
Accretion recognized in earnings	(56)	(22)
Disposals	0	0
Reclassification (to) from nonaccretable difference	29	(4)
Accretable yield, December 31,	21	48
Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	2,143	2,746
Accretion recognized in earnings	(325)	(244)
Disposals	(56)	(60)
Reclassification (to) from nonaccretable difference	(74)	(541)
Accretable yield, December 31,	2,200	2,143
Investments purchased | Mortgage Loans
Accretable yield on purchased distressed assets acquired
Investments purchased	0	0
Investments purchased | Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Investments purchased	$ 512	$ 242